Debt (Details) - Schedule of the future payments required under the noncancellable equipment $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of the future payments required under the noncancellable equipment [Abstract]
2022	$ 50
2023	17
Total future equipment payments	$ 67